Product Returns Liability (Tables)	6 Months Ended
Jun. 30, 2013
Guarantees [Abstract]
Changes in Holdings' product returns accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Six Months Ended June 30,
	2013	2012
Beginning of period	$46.0	$55.6
Cost of unsalvageable parts	(20.3)	(25.6)
Reduction to sales, net of salvage	20.2	21.0

End of period	$45.9	$51.0